UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/11

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA 95062


Form 13F File Number:      028-07054


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place, and Date of Signing:

/s/ Richard S. Spencer III
------------------------------
Richard S. Spencer
Santa Cruz, CA
08/8/2011


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                   0
Form 13F Information Table Entry Total:                             81
Form 13F Information Table Value Total (x$1000):              $124,315


List of Other Included Managers:				  NONE

                                                Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/11



                        TITLE               VALUE    SHARES/     SH/  PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER        OF CLASS  CUSIP     (X$1000)   PRN AMT     PRN  CALL   DSCRETN  MANAGERS    SOLE    SHARED   NONE
-------------------  ---------- ------    ---------  --------    ---  ----   -------  --------  --------  ------   ----

accuray inc		COM	004397105    2,468      308,060   SH		Sole		308,060
agnico-eagle mines ltd	COM	008474108    1,351 	 21,401   SH		Sole		 21,401
applied micro
  circuits corp		COM	03822w406      922 	104,010   SH		Sole		104,010
atmel corp		COM	049513104    2,074 	147,400   SH		Sole		147,400
barrick gold corp	COM	067901108    1,640 	 36,205   SH		Sole		 36,205
basic energy
  svcs inc new		COM	06985P100    3,046 	 96,790   SH		Sole		 96,790
calfrac well
  services ltd		COM	CA1295841    3,600 	109,190   SH		Sole		109,190
ce franklin ltd		COM	125151100    2,874 	299,052   SH		Sole		299,052
ceradyne inc		COM	156710105    3,537 	 90,710   SH		Sole		 90,710
cirrus logic inc	COM	172755100    2,085 	131,170   SH		Sole		131,170
complete production
  services		COM	20453E109    3,049 	 91,390   SH		Sole		 91,390
comstock res inc	COM	205768203    1,196 	 41,550   SH		Sole		 41,550
cryoport inc
  warrants 2/14/16 	COM	229050208      690    1,642,857   SH		Sole	      1,642,857
cryoport, inc 		COM	229050208    1,955    1,642,857   SH		Sole	      1,642,857
cvr energy inc		COM	12662P108    1,046 	 42,480   SH		Sole		 42,480
delek us hldgs inc	COM	246647101    1,382 	 88,020   SH		Sole		 88,020
energy xxi
  (bermuda) ltd		COM	G10082140    2,000 	 60,195   SH		Sole		 60,195
epsilon energy ltd	COM	294375100    1,660 	453,110   SH		Sole		453,110
evergreen energy inc	COM	30024B104      103 	 57,459   SH		Sole		 57,459
evergreen energy
  inc wts 4.630		COM	30024B104	 -   	180,561   SH		Sole		180,561
exfo inc		COM	302046107      620 	 79,710   SH		Sole		 79,710
finisar corporation	COM	31787A507      928 	 51,480   SH		Sole		 51,480
frontier oil corp	COM	35914P105    1,176 	 36,410   SH		Sole		 36,410
gmx res inc		COM	38011M108    1,850 	415,670   SH		Sole		415,670
goldcorp inc		COM	380956409    1,403 	 29,060   SH		Sole		 29,060
goodrich pete corp	COM	382410405    1,065 	 57,850   SH		Sole		 57,850
gse systems inc wts 	COM	36227K106	 -   	 76,527   SH		Sole		 76,527
gt solar intl inc	COM	3623E0209    2,618 	161,610   SH		Sole		161,610
hercules offshore inc	COM	427093109    2,098 	380,850   SH		Sole		380,850
holly corp		COM	436106108    1,215 	 17,500   SH		Sole		 17,500
hutchinson tech		COM	448407106    2,090 	920,650   SH		Sole		920,650
immersion corp		COM	452521107    2,119 	248,479   SH		Sole		248,479
infinera corporation	COM	45667G103    1,044 	151,120   SH		Sole		151,120
innerworkings inc	COM	45773Y105    1,392 	166,930   SH		Sole		166,930
integrated silicon
  solution		COM	45812P107    2,088 	215,902   SH		Sole		215,902
kinross gold corp	COM	496902404      858 	 54,285   SH		Sole		 54,285
lattice
  semiconductor corp	COM	518415104      511 	 78,300   SH		Sole		 78,300
lindsay corporation	COM	535555106    1,333 	 19,370   SH		Sole		 19,370
mcmoran exploration co	COM	582411104    1,167 	 63,170   SH		Sole		 63,170
merit med sys inc	COM	589889104    1,013 	 56,356   SH		Sole		 56,356
micron technology inc	COM	595112103      760 	101,560   SH		Sole		101,560
minefinders ltd		COM	602900102    1,475 	113,400   SH		Sole		113,400
newmont mining corp	COM	651639106    1,384 	 25,635   SH		Sole		 25,635
oclaro inc		COM	67555N206      377 	 56,160   SH		Sole		 56,160
ocz technology
  group inc		COM	67086E303    2,895 	361,900   SH		Sole		361,900
omnivision technologies	COM	682128103    1,839 	 52,830   SH		Sole		 52,830
parker drilling co	COM	701081101    2,271 	388,140   SH		Sole		388,140
patterson uti
  energy inc		COM	703481101    1,828 	 57,830   SH		Sole		 57,830
penn va corp		COM	707882106      966 	 73,150   SH		Sole		 73,150
petrohawk energy corp	COM	716495106    1,824 	 73,960   SH		Sole		 73,960
petroquest energy inc	COM	716748108    1,008 	143,550   SH		Sole		143,550
pioneer drilling co	COM	723655106    3,940 	258,510   SH		Sole		258,510
powerwave
  technologies inc	COM	739363109      814 	275,790   SH		Sole		275,790
precision drilling corp	COM	74022D308    1,842 	128,260   SH		Sole		128,260
range resources corp	COM	75281A109    1,842 	 33,190   SH		Sole		 33,190
rbc bearings inc	COM	75524B104      956 	 25,310   SH		Sole		 25,310
rsc holdings inc	COM	74972L102    1,651 	138,070   SH		Sole		138,070
sandridge energy inc	COM	80007P307    1,306 	122,530   SH		Sole		122,530
seagate technology	COM	G7945m107    2,079 	128,640   SH		Sole		128,640
silicon image inc	COM	82705T102    1,693 	262,010   SH		Sole		262,010
silicon motion
  technol-adr		COM	82706C108    1,045 	 97,500   SH		Sole		 97,500
southwestern energy co	COM	845467109    2,496 	 58,220   SH		Sole		 58,220
stec inc		COM	784774101      814 	 47,870   SH		Sole		 47,870
support.com inc		COM	86858W101    2,296 	478,313   SH		Sole		478,313
telenav inc		COM	879455103    1,730 	 97,580   SH		Sole		 97,580
transatlantic
  petroleum ltd		COM	BBG000C4N      155 	 91,040   SH		Sole		 91,040
treasur island
  rty tr unit		COM	894626209    1,863    1,064,882   SH		Sole	      1,064,882
trican well
  service ltd 		COM	895945202    1,764 	 75,000   SH		Sole		 75,000
trican well svc ltd	COM	895945103    1,115 	 47,450   SH		Sole		 47,450
trident
  microsystems inc	COM	895919108    1,112    1,611,586   SH		Sole	      1,611,586
triquint
  semiconductor inc	COM	89674K103      896 	 87,910   SH		Sole		 87,910
triumph group inc new	COM	896818101    2,148 	 21,570   SH		Sole		 21,570
twin disc inc		COM	901476101    1,882 	 48,723   SH		Sole		 48,723
Uranium Energy
  wts 10/20/2011-$3.95 	COM	916896103	 -   	167,500   SH		Sole		167,500
ultra petroleum corp	COM	903914109    1,667 	 36,400   SH		Sole		 36,400
ultratech inc		COM	904034105    2,331 	 76,715   SH		Sole		 76,715
w & t offshore inc	COM	92922P106      310 	 11,850   SH		Sole		 11,850
western digital corp	COM	958102105    1,540 	 42,330   SH		Sole		 42,330
western refng inc	COM	959319104      917 	 50,750   SH		Sole		 50,750
xtreme coil
  drilling corp		COM	98417D102    1,591 	367,630   SH		Sole		367,630
xtreme coil
  drilling corp - 14	COM	B1445V0 C      627 	145,000   SH		Sole		145,000

REPORT SUMMARY 	81	DATA RECORDS	   124,315 	      0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
